Net interest income (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020
Interest income
Total interest income	$ 11,434	$ 12,363	$ 14,684
Interest income, percentage movement from prior period	(8.00%)
Interest income, percentage movement from same period of prior year	(22.00%)
Interest expense
Total interest expense	$ (3,086)	(4,667)	(5,684)
Interest expense, percentage movement from prior period	(34.00%)
Interest expense, percentage movement from same period of prior year	(46.00%)
Net interest income	$ 8,348	7,696	9,000
Net interest income, percentage movement from prior period	8.00%
Net interest income, percentage movement from same period of prior year	(7.00%)
Addition of interest income related to compliance, regulation and remediation costs	$ 49
Reduction in interest income related to compliance, regulation and remediation costs		38	132
Calculated using the effective interest rate method
Interest income
Cash and balances with central banks	$ 15	21	114
Cash and balances with central banks, percentage movement from prior period	(29.00%)
Cash and balances with central banks, percentage movement from same period in prior year	(87.00%)
Collateral paid	$ 10	6	69
Collateral paid, percentage movement from prior period	67.00%
Collateral paid, percentage movement from same period in prior year	(86.00%)
Investment securities	$ 626	640	881
Investment securities, percentage movement from prior period	(2.00%)
Investment securities, percentage movement from same period in prior year	(29.00%)
Loans	$ 10,693	11,512	13,336
Loans, percentage movement from prior period	(7.00%)
Loans, percentage movement from same period in prior year	(20.00%)
Other financial assets	$ 2	5	12
Other financial assets, percentage movement from prior period	(60.00%)
Other financial assets, percentage movement from same period in prior year	(83.00%)
Assets held for sale	$ 65
Total interest income	$ 11,411	12,184	14,412
Interest income, percentage movement from prior period	(6.00%)
Interest income, percentage movement from same period of prior year	(21.00%)
Interest expense
Collateral received	$ (2)	(7)	(19)
Collateral received, percentage movement from prior period	(71.00%)
Collateral received, percentage movement from same period in prior year	(89.00%)
Deposits and other borrowings	$ (1,071)	(1,792)	(2,860)
Deposits and other borrowings, percentage movement from prior period	(40.00%)
Deposits and other borrowings, percentage movement from same period in prior year	(63.00%)
Debt issues	$ (957)	(1,078)	(1,829)
Debt issues, percentage movement from prior period	(11.00%)
Debt issues, percentage movement from same period in prior year	(48.00%)
Loan capital	$ (409)	(370)	(430)
Loan capital, percentage movement from prior period	11.00%
Loan capital, percentage movement from same period in prior year	(5.00%)
Other financial liabilities	$ (29)	(11)	(87)
Other financial liabilities, percentage movement from prior period	164.00%
Other financial liabilities, percentage movement from same period in prior year	(67.00%)
Liabilities held for sale	$ (8)
Total interest expense	$ (2,476)	(3,258)	(5,225)
Interest expense, percentage movement from prior period	(24.00%)
Interest expense, percentage movement from same period of prior year	(53.00%)
Other
Interest income
Net ineffectiveness on qualifying hedges	$ (68)	52	35
Trading securities and financial assets measured at FVIS	$ 91	127	237
Trading securities and financial assets designated at fair value, percentage movement from prior period	(28.00%)
Trading securities and financial assets designated at fair value, percentage movement from same period in prior year	(62.00%)
Total interest income	$ 23	179	272
Interest income, percentage movement from prior period	(87.00%)
Interest income, percentage movement from same period of prior year	(92.00%)
Interest expense
Deposits and other borrowings	$ (36)	(107)	(295)
Deposits and other borrowings, percentage movement from prior period	(66.00%)
Deposits and other borrowings, percentage movement from same period in prior year	(88.00%)
Trading liabilities	$ (279)	(964)	177
Trading liabilities, percentage movement from prior period	(71.00%)
Debt issues	$ (29)	(39)	(68)
Debt issues, percentage movement from prior period	(26.00%)
Debt issues, percentage movement from same period in prior year	(57.00%)
Bank levy	$ (195)	(212)	(196)
Bank levy, percentage movement from prior period	(8.00%)
Bank levy, percentage movement from same period in prior year	(1.00%)
Other interest expense	$ (70)	(87)	(77)
Other interest expense, percentage movement from prior period	(20.00%)
Other interest expense, percentage movement from same period in prior year	(9.00%)
Liabilities held for sale	$ (1)
Total interest expense	$ (610)	$ (1,409)	$ (459)
Interest expense, percentage movement from prior period	(57.00%)
Interest expense, percentage movement from same period of prior year	33.00%